Balance Sheets - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 8,665,835	$ 7,353,061	$ 2,639,650
Accounts receivable	84,274	157,058	0
Inventory	621,352	39,442	0
Prepaid expenses, other	943,126	370,888	521,322
Prepaid research and development - related party	121,983	121,983	121,983
Deferred tax asset		41,427	18,897
Total current assets	10,436,570	8,083,859	3,301,852
Fixed assets, net	196,885	29,706	57,246
Developed technology, net	1,201,153	780,125	0
Customer contracts, net	1,405,125	711,000	0
Trade names, net	202,306	79,000	0
Goodwill	221,000	74,000	0
In-process research and development	7,500,000	7,500,000	7,500,000
Patents, net	575,686	628,776	699,563
Long-term portion of prepaid research and development - related party	243,967	335,454	457,438
Deposits	2,888	4,886	0
Total non current assets	11,549,010	10,142,947	8,714,247
Total assets	21,985,580	18,226,806	12,016,099
Current liabilities
Accounts payable and accrued liabilities	1,177,049	1,195,368	649,503
Accrued liabilities - related party (Note 8)		0	150,000
Primsol payable	1,154,616	0
Accrued compensation	787,954	196,503	0
Deferred revenue	85,714	85,714	85,714
Payable to Ampio		0	561,059
Notes to Ampio		0	4,600,000
Interest payable to Ampio		0	46,002
Total current liabilities	3,205,333	1,477,585	6,092,278
Convertible promissory notes, net of amortization discount of $253,448 (Note 8)	9,797	0
Contingent consideration	698,826	664,000	0
Long-term deferred revenue	361,607	425,893	511,607
Interest payable	66,131	0
Deferred rent	12,009	1,449
Noncurrent deferred tax liability		41,427	42,807
Warrant derivative liability	66,204	0
Total liabilities	$ 4,419,907	$ 2,610,354	$ 6,646,692
Commitments and contingencies
Stockholders' equity
Preferred Stock, par value $.0001; 50,000,000 shares authorized; none issued	$ 0	$ 0	$ 0
Common Stock, par value $.0001; 300,000,000 shares authorized	2,245	1,426	790
Additional paid-in capital	48,827,395	38,996,367	16,026,554
Ampio stock subscription	0	(5,000,000)	0
Accumulated deficit	(31,263,967)	(18,381,341)	(10,657,937)
Total stockholders' equity	17,565,673	15,616,452	5,369,407
Total liabilities and stockholders' equity	$ 21,985,580	$ 18,226,806	$ 12,016,099